AST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.3%
Common Stocks — 92.5%
Australia — 5.9%
AGL Energy Ltd.	30,800	$203,299
ANZ Group Holdings Ltd.	321,118	5,879,373
Aristocrat Leisure Ltd.	95,509	3,862,682
BHP Group Ltd.	372,504	9,038,117
BlueScope Steel Ltd.	51,624	691,449
Brambles Ltd.	340,215	4,298,013
Coles Group Ltd.	172,492	2,111,433
Commonwealth Bank of Australia	22,716	2,160,153
Computershare Ltd.	99,755	2,458,865
Fortescue Ltd.	268,779	2,601,520
Glencore PLC*	817,974	2,993,893
GPT Group (The), REIT	408,220	1,119,668
Insurance Australia Group Ltd.	217,836	1,059,673
JB Hi-Fi Ltd.	12,656	739,746
Medibank Private Ltd.	1,515,450	4,235,444
Mirvac Group, REIT	1,359,481	1,790,306
NEXTDC Ltd.*	76,073	544,871
Northern Star Resources Ltd.	205,776	2,375,720
Orica Ltd.	70,240	750,737
Pinnacle Investment Management Group Ltd.	45,193	499,944
Pro Medicus Ltd.	12,455	1,576,498
Qantas Airways Ltd.	881,829	5,027,431
QBE Insurance Group Ltd.	816,089	11,276,033
REA Group Ltd.	9,547	1,324,594
Rio Tinto Ltd.	31,475	2,283,821
Rio Tinto PLC	123,953	7,438,446
Scentre Group, REIT	423,972	897,038
Sonic Healthcare Ltd.	66,705	1,083,081
Stockland, REIT	167,394	516,504
Suncorp Group Ltd.	81,803	990,771
Technology One Ltd.	11,625	204,475
Telstra Group Ltd.	1,351,746	3,571,023
Vicinity Ltd., REIT	981,462	1,359,022
Westpac Banking Corp.	38,100	759,236
		87,722,879
Austria — 0.4%
BAWAG Group AG, 144A	2,530	261,005
Erste Group Bank AG	84,930	5,874,701
		6,135,706
Belgium — 0.5%
KBC Group NV	37,645	3,431,100
Solvay SA	43,453	1,545,699
UCB SA	11,352	1,998,687
		6,975,486
Brazil — 0.8%
Ambev SA	528,700	1,256,328
Embraer SA, ADR*	35,102	1,621,712
MercadoLibre, Inc.*	2,088	4,073,417
NU Holdings Ltd. (Class A Stock)*(a)	113,373	1,160,939
Petroleo Brasileiro SA, ADR	92,537	1,326,981
Pluxee NV	42,264	862,917
	Shares	Value
Common Stocks (continued)
Brazil (cont’d.)
Vale SA	138,600	$1,382,490
		11,684,784
Canada — 1.4%
Brookfield Corp.	38,663	2,023,356
Cargojet, Inc.	5,761	330,836
Cenovus Energy, Inc.	373,474	5,190,563
CGI, Inc.	8,353	833,878
Colliers International Group, Inc.	6,410	775,721
Constellation Software, Inc.	404	1,279,440
Dollarama, Inc.	17,406	1,861,252
Finning International, Inc.	37,314	1,049,890
iA Financial Corp., Inc.	7,029	667,512
Manulife Financial Corp.	35,380	1,102,421
Nutrien Ltd.	28,862	1,432,420
Royal Bank of Canada	5,590	629,679
Shopify, Inc. (Class A Stock)*	30,205	2,883,973
Transcontinental, Inc. (Class A Stock)	55,618	721,192
		20,782,133
China — 2.0%
Alibaba Group Holding Ltd.	56,600	936,503
Anhui Conch Cement Co. Ltd. (Class H Stock)	213,500	603,827
BOC Hong Kong Holdings Ltd.	459,000	1,858,455
BYD Co. Ltd. (Class H Stock)	104,114	5,271,972
China Construction Bank Corp. (Class H Stock)	2,042,000	1,809,548
China Pacific Insurance Group Co. Ltd. (Class H Stock)	340,800	1,073,696
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	196,300	1,227,849
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	152,100	587,883
JD.com, Inc. (Class A Stock)	39,100	804,347
Lenovo Group Ltd.	312,000	423,996
Midea Group Co. Ltd. (Class A Stock)	43,000	464,785
NetEase, Inc., ADR	7,169	737,834
PDD Holdings, Inc., ADR*	6,126	725,012
PetroChina Co. Ltd. (Class H Stock)	1,486,000	1,204,786
Prosus NV*	19,656	913,201
SITC International Holdings Co. Ltd.	55,000	149,490
Tencent Holdings Ltd.	75,800	4,843,313
Wilmar International Ltd.	889,900	2,206,635
Xiaomi Corp. (Class B Stock), 144A*	495,665	3,136,434
Yangzijiang Shipbuilding Holdings Ltd.	262,500	460,695
		29,440,261
Denmark — 1.7%
AP Moller - Maersk A/S (Class A Stock)	88	150,745
AP Moller - Maersk A/S (Class B Stock)	583	1,014,670
Carlsberg A/S (Class B Stock)	30,391	3,846,824
Danske Bank A/S	54,455	1,782,390
Demant A/S*	3,344	112,379
Genmab A/S*	3,507	683,235
Novo Nordisk A/S (Class B Stock)	188,616	12,897,248
A1

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
Pandora A/S	22,311	$3,419,413
ROCKWOOL A/S (Class B Stock)	1,136	470,881
		24,377,785
Finland — 1.1%
Fortum OYJ(a)	26,001	425,779
Kesko OYJ (Class B Stock)	40,166	821,011
Kone OYJ (Class B Stock)	5,300	292,431
Konecranes OYJ	2,315	148,155
Nokia OYJ	815,931	4,297,342
Nordea Bank Abp	496,487	6,350,291
Orion OYJ (Class B Stock)	32,128	1,908,305
Wartsila OYJ Abp	107,426	1,916,852
		16,160,166
France — 9.7%
Air Liquide SA	30,876	5,864,749
Airbus SE	17,169	3,023,215
Alstom SA*	85,009	1,883,008
Amundi SA, 144A	23,309	1,826,154
Arkema SA	18,411	1,409,752
AXA SA	263,956	11,277,724
BNP Paribas SA	119,886	10,019,995
Bureau Veritas SA	7,675	232,860
Capgemini SE	11,068	1,663,056
Carrefour SA	124,533	1,781,059
Cie de Saint-Gobain SA	116,788	11,634,052
Cie Generale des Etablissements Michelin SCA	216,615	7,613,274
Covivio SA, REIT	12,927	723,612
Credit Agricole SA	128,514	2,339,861
Dassault Systemes SE	49,343	1,878,623
Eiffage SA	23,010	2,679,027
Engie SA	232,084	4,522,349
EssilorLuxottica SA	7,807	2,249,732
FDJ UNITED, 144A	18,101	569,568
Hermes International SCA	2,453	6,454,137
Ipsen SA	5,249	604,583
Klepierre SA, REIT(a)	106,327	3,558,949
Legrand SA	53,761	5,693,483
LVMH Moet Hennessy Louis Vuitton SE	8,848	5,479,377
Orange SA	81,569	1,056,657
Publicis Groupe SA	36,183	3,413,818
Safran SA	55,592	14,636,454
Societe Generale SA	3,780	170,531
Sodexo SA	28,133	1,806,961
Thales SA	21,747	5,780,820
TotalEnergies SE	162,881	10,494,909
Veolia Environnement SA	132,829	4,568,231
Vinci SA	47,582	5,998,194
		142,908,774
Germany — 9.4%
adidas AG	23,927	5,643,434
Allianz SE	25,203	9,645,437
CTS Eventim AG & Co. KGaA	2,788	279,699
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Deutsche Bank AG	166,261	$3,963,191
Deutsche Boerse AG	13,664	4,031,697
Deutsche Post AG	58,006	2,490,389
Deutsche Telekom AG	498,462	18,403,210
E.ON SE	406,885	6,141,827
Freenet AG	5,616	214,077
Fresenius Medical Care AG	42,395	2,109,575
GEA Group AG	84,367	5,128,580
Hannover Rueck SE	1,702	507,294
Heidelberg Materials AG	32,394	5,584,001
Henkel AG & Co. KGaA	3,087	222,406
Infineon Technologies AG	85,745	2,858,301
LANXESS AG	48,013	1,460,506
LEG Immobilien SE	12,145	858,477
MTU Aero Engines AG	2,762	959,719
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,053	12,667,901
Rational AG	647	539,052
Rheinmetall AG	4,811	6,884,170
SAP SE	74,506	19,963,859
Scout24 SE, 144A	13,962	1,462,136
Siemens AG	86,010	19,863,692
Siemens Energy AG*	33,998	2,015,470
Talanx AG	9,314	979,612
Vonovia SE	42,966	1,156,229
Zalando SE, 144A*	63,732	2,210,564
		138,244,505
Greece — 0.1%
Hellenic Telecommunications Organization SA	49,781	809,871
National Bank of Greece SA	131,009	1,346,506
		2,156,377
Hong Kong — 1.3%
AIA Group Ltd.	966,224	7,314,193
CLP Holdings Ltd.	169,500	1,379,862
Hang Seng Bank Ltd.	8,800	119,845
Hong Kong Exchanges & Clearing Ltd.	66,100	2,940,406
Prudential PLC	272,113	2,936,379
Swire Pacific Ltd. (Class A Stock)	29,500	260,364
Techtronic Industries Co. Ltd.	62,500	749,017
WH Group Ltd., 144A	3,182,529	2,922,212
		18,622,278
India — 0.5%
Infosys Ltd.	30,569	560,133
Mahindra & Mahindra Ltd.	17,556	544,925
MakeMyTrip Ltd.*(a)	13,547	1,327,471
Maruti Suzuki India Ltd.	3,431	460,908
Sun Pharmaceutical Industries Ltd.	87,620	1,775,596
Tata Consultancy Services Ltd.	53,384	2,245,682
Zomato Ltd.*	428,526	1,006,646
		7,921,361

A2

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Indonesia — 0.1%
Astra International Tbk PT	3,028,300	$896,225
Telkom Indonesia Persero Tbk PT	4,794,100	696,246
		1,592,471
Ireland — 0.8%
AIB Group PLC	1,349,586	8,717,263
Cairn Homes PLC	1,084,251	2,239,285
Kingspan Group PLC	19,608	1,583,899
		12,540,447
Israel — 0.5%
Bank Hapoalim BM	43,400	588,549
Bank Leumi Le-Israel BM	151,411	2,038,990
Check Point Software Technologies Ltd.*(a)	5,314	1,211,167
Global-e Online Ltd.*	20,149	718,312
Mizrahi Tefahot Bank Ltd.	6,020	270,740
Nice Ltd.*	772	119,166
Wix.com Ltd.*	16,470	2,690,868
		7,637,792
Italy — 2.4%
BPER Banca SpA	83,479	655,285
Brunello Cucinelli SpA	29,738	3,416,371
Buzzi SpA	13,019	626,466
Coca-Cola HBC AG*	17,372	786,774
Enel SpA	431,891	3,503,634
Eni SpA	145,806	2,255,113
Ferrari NV	12,550	5,359,610
Intesa Sanpaolo SpA	926,013	4,772,366
Leonardo SpA	6,212	302,517
Maire SpA	99,489	952,874
Moncler SpA	34,782	2,142,470
Poste Italiane SpA, 144A	32,452	578,954
Recordati Industria Chimica e Farmaceutica SpA	3,573	202,474
Ryanair Holdings PLC, ADR	10,526	445,987
UniCredit SpA	139,826	7,848,734
Unipol Assicurazioni SpA	70,824	1,133,746
		34,983,375
Japan — 17.2%
Advantest Corp.	87,200	3,887,070
Aisin Corp.	84,600	924,077
Asahi Group Holdings Ltd.	222,100	2,837,676
Asics Corp.	196,800	4,173,651
Astellas Pharma, Inc.	12,100	117,788
Bandai Namco Holdings, Inc.	63,900	2,143,684
Bridgestone Corp.	7,200	289,244
Central Japan Railway Co.	16,200	309,001
Chubu Electric Power Co., Inc.	95,500	1,035,432
COMSYS Holdings Corp.	5,500	117,006
Dai Nippon Printing Co. Ltd.	20,800	296,139
Daifuku Co. Ltd.	38,400	943,930
Daito Trust Construction Co. Ltd.	24,800	2,537,641
Daiwa House Industry Co. Ltd.	15,600	515,963
Denso Corp.	45,900	569,462
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Ebara Corp.	36,400	$554,029
Electric Power Development Co. Ltd.	41,500	701,432
ENEOS Holdings, Inc.	365,900	1,929,761
FANUC Corp.	41,800	1,138,873
Fast Retailing Co. Ltd.	5,200	1,547,995
Food & Life Cos. Ltd.	23,200	693,509
Fujikura Ltd.	40,900	1,514,727
Hakuhodo DY Holdings, Inc.	61,700	447,699
Hazama Ando Corp.	28,800	263,146
Hitachi Ltd.	390,300	9,164,012
Hoya Corp.	73,294	8,271,851
Idemitsu Kosan Co. Ltd.	205,100	1,450,733
IHI Corp.	43,300	3,021,857
ITOCHU Corp.	197,500	9,168,533
Japan Post Holdings Co. Ltd.	126,500	1,268,468
Japan Tobacco, Inc.	20,700	568,963
Kansai Electric Power Co., Inc. (The)	147,200	1,746,974
Kao Corp.	106,300	4,601,378
Kawasaki Kisen Kaisha Ltd.(a)	236,600	3,215,962
KDDI Corp.	256,600	4,053,166
Keyence Corp.	14,881	5,851,361
Kirin Holdings Co. Ltd.	79,000	1,094,637
Konami Group Corp.	18,400	2,172,715
Konica Minolta, Inc.*	55,000	185,886
Kose Corp.	10,400	431,587
Lasertec Corp.	20,200	1,736,198
Mabuchi Motor Co. Ltd.	7,700	117,944
Makita Corp.	66,100	2,190,123
MatsukiyoCocokara & Co.	154,500	2,416,997
Medipal Holdings Corp.	22,800	355,739
MINEBEA MITSUMI, Inc.	130,300	1,904,531
Mitsubishi Chemical Group Corp.	112,200	554,435
Mitsubishi Corp.	296,300	5,231,106
Mitsubishi Electric Corp.	163,600	3,017,158
Mitsubishi Heavy Industries Ltd.	238,100	4,089,033
Mitsubishi UFJ Financial Group, Inc.	1,277,827	17,421,661
Mitsui Fudosan Co. Ltd.	522,700	4,680,818
Mitsui Mining & Smelting Co. Ltd.	27,400	802,643
Mizuho Financial Group, Inc.	36,200	993,463
MonotaRO Co. Ltd.	35,600	665,035
Morinaga & Co. Ltd.	9,000	150,487
MS&AD Insurance Group Holdings, Inc.	89,000	1,935,558
NEC Corp.	92,500	1,970,317
Nintendo Co. Ltd.	14,200	965,283
Nippon Building Fund, Inc., REIT	715	607,314
Nippon Paper Industries Co. Ltd.	24,000	161,302
Nippon Steel Corp.	33,800	723,356
Nippon Telegraph & Telephone Corp.	3,742,400	3,616,924
Nitto Denko Corp.	69,700	1,289,211
Nomura Holdings, Inc.	612,300	3,772,946
Obayashi Corp.	130,400	1,739,581
ORIX Corp.	125,400	2,618,215
Otsuka Holdings Co. Ltd.	7,600	396,036
Pan Pacific International Holdings Corp.	41,700	1,145,430
Recruit Holdings Co. Ltd.	70,476	3,651,451
Resona Holdings, Inc.	277,100	2,419,585

A3

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Ryohin Keikaku Co. Ltd.	5,600	$152,984
Sankyo Co. Ltd.	96,800	1,414,544
Sankyu, Inc.	22,800	936,999
Santen Pharmaceutical Co. Ltd.	80,600	767,636
SCREEN Holdings Co. Ltd.	34,300	2,237,782
Seiko Epson Corp.	60,900	975,651
Seven & i Holdings Co. Ltd.	318,200	4,607,825
Shin-Etsu Chemical Co. Ltd.	79,580	2,270,829
Shionogi & Co. Ltd.	220,200	3,323,857
Shizuoka Financial Group, Inc.	62,700	685,471
SoftBank Corp.	544,200	759,146
SoftBank Group Corp.	11,100	567,764
Sojitz Corp.	34,700	764,797
Sompo Holdings, Inc.	75,600	2,302,111
Sony Group Corp.	772,750	19,552,898
Subaru Corp.	82,400	1,475,715
Sugi Holdings Co. Ltd.	33,900	635,481
Sumitomo Electric Industries Ltd.	97,200	1,622,260
Sumitomo Mitsui Financial Group, Inc.	296,400	7,621,811
Sumitomo Realty & Development Co. Ltd.	28,300	1,063,330
Suzuken Co. Ltd.	6,400	211,402
Suzuki Motor Corp.(a)	618,800	7,595,844
T&D Holdings, Inc.	53,500	1,145,063
Taisei Corp.	25,600	1,139,496
Takeda Pharmaceutical Co. Ltd.	112,000	3,319,543
Terumo Corp.	230,400	4,335,215
Tohoku Electric Power Co., Inc.	16,500	113,851
Tokio Marine Holdings, Inc.	216,893	8,437,752
Tokyo Electric Power Co. Holdings, Inc.*	569,200	1,638,556
Tokyo Electron Ltd.	21,700	2,975,777
Toyota Motor Corp.	145,200	2,566,744
Toyota Tsusho Corp.	97,900	1,649,406
United Urban Investment Corp., REIT	121	120,009
Yamaha Motor Co. Ltd.	296,900	2,377,077
Yamazaki Baking Co. Ltd.	131,800	2,527,697
Zensho Holdings Co. Ltd.	13,500	727,980
ZOZO, Inc.	30,600	293,081
		254,010,282
Jordan — 0.1%
Hikma Pharmaceuticals PLC	86,156	2,176,480
Macau — 0.0%
Galaxy Entertainment Group Ltd.	33,000	128,964
Mexico — 0.1%
Cemex SAB de CV, UTS	642,587	360,787
Gruma SAB de CV (Class B Stock)	33,044	594,048
Wal-Mart de Mexico SAB de CV	248,436	686,751
		1,641,586
Netherlands — 4.7%
ABN AMRO Bank NV, 144A, CVA	158,667	3,343,333
Adyen NV, 144A*	1,197	1,834,757
Argenx SE*	7,410	4,372,613
ASM International NV	4,636	2,112,594
ASML Holding NV	17,432	11,536,040
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
ASR Nederland NV	76,517	$4,398,781
Euronext NV, 144A	26,747	3,881,847
EXOR NV	6,612	600,456
Heineken NV	28,813	2,349,423
ING Groep NV	539,053	10,560,752
JDE Peet’s NV	41,130	899,247
Koninklijke Ahold Delhaize NV	224,361	8,381,019
Koninklijke KPN NV	1,935,821	8,199,479
Koninklijke Philips NV*	30,214	769,192
NN Group NV	20,807	1,157,822
Wolters Kluwer NV	28,433	4,426,913
		68,824,268
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	112,284	2,142,873
Xero Ltd.*	36,650	3,582,300
		5,725,173
Norway — 0.5%
Aker BP ASA	34,790	824,838
DNB Bank ASA	158,148	4,161,299
Equinor ASA	16,472	435,005
Kongsberg Gruppen ASA	15,031	2,203,772
		7,624,914
Peru — 0.1%
Credicorp Ltd.	5,739	1,068,372
Singapore — 1.7%
DBS Group Holdings Ltd.	370,484	12,722,913
Oversea-Chinese Banking Corp. Ltd.	26,600	340,906
Sea Ltd., ADR*	52,190	6,810,273
Singapore Exchange Ltd.	86,300	854,373
Singapore Technologies Engineering Ltd.	129,400	649,867
STMicroelectronics NV	56,770	1,244,827
United Overseas Bank Ltd.	68,000	1,918,723
		24,541,882
South Africa — 0.1%
Anglo American PLC	43,712	1,225,176
AVI Ltd.	101,182	490,196
		1,715,372
South Korea — 0.6%
Amorepacific Corp.	5,656	391,838
DB Insurance Co. Ltd.	12,278	741,685
Doosan Bobcat, Inc.	22,676	774,311
Hugel, Inc.*	2,762	630,251
KB Financial Group, Inc.	16,940	918,211
Kia Corp.	5,481	346,666
Samsung Electronics Co. Ltd.	52,161	2,067,948
Samsung Fire & Marine Insurance Co. Ltd.	2,480	605,242
SK Hynix, Inc.	7,423	989,531
Woori Financial Group, Inc.	87,300	985,852
		8,451,535

A4

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	29,310	$1,677,508
Amadeus IT Group SA	16,905	1,294,636
Banco Bilbao Vizcaya Argentaria SA	279,336	3,812,262
Banco Santander SA	1,218,803	8,210,970
CaixaBank SA	935,447	7,286,885
Iberdrola SA	695,599	11,232,592
Industria de Diseno Textil SA	141,302	7,035,692
		40,550,545
Sweden — 1.6%
Alfa Laval AB	39,264	1,683,449
Atlas Copco AB (Class A Stock)	238,860	3,815,414
Atlas Copco AB (Class B Stock)	53,543	752,928
Boliden AB	69,341	2,275,261
Epiroc AB (Class B Stock)	11,020	194,098
Essity AB (Class B Stock)(a)	131,128	3,725,508
Hexagon AB (Class B Stock)	24,825	265,373
Industrivarden AB (Class A Stock)	3,575	131,353
Investor AB (Class B Stock)	87,606	2,612,771
Sandvik AB	12,675	266,574
Skanska AB (Class B Stock)	12,550	276,992
Tele2 AB (Class B Stock)	15,862	213,712
Telefonaktiebolaget LM Ericsson (Class B Stock)(a)	187,414	1,458,223
Volvo AB (Class B Stock)(a)	218,911	6,422,490
		24,094,146
Switzerland — 2.5%
ABB Ltd.	81,561	4,208,381
Avolta AG	12,975	568,364
Cie Financiere Richemont SA (Class A Stock)	45,535	7,948,860
Galderma Group AG*	13,097	1,385,200
Geberit AG	951	595,789
Givaudan SA	120	516,311
Logitech International SA	34,458	2,919,806
Lonza Group AG	6,619	4,089,019
On Holding AG (Class A Stock)*(a)	35,040	1,538,957
Schindler Holding AG	656	198,802
Schindler Holding AG (Part. Cert.)	4,135	1,295,957
UBS Group AG	378,281	11,618,748
Zurich Insurance Group AG	208	145,186
		37,029,380
Taiwan — 1.1%
Hon Hai Precision Industry Co. Ltd.	175,000	789,388
MediaTek, Inc.	61,000	2,629,128
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	73,817	12,253,622
		15,672,138
Thailand — 0.1%
Kasikornbank PCL	189,000	903,032
United Arab Emirates — 0.1%
Emaar Properties PJSC	267,839	969,987
	Shares	Value
Common Stocks (continued)
United Arab Emirates (cont’d.)
Emirates NBD Bank PJSC	89,854	$494,160
		1,464,147
United Kingdom — 10.8%
3i Group PLC	237,465	11,165,753
Admiral Group PLC	15,200	561,186
Ashtead Group PLC	25,989	1,405,141
Associated British Foods PLC	58,812	1,458,031
AstraZeneca PLC	102,386	15,034,856
Barclays PLC	2,684,769	10,094,822
Beazley PLC	76,288	918,793
British American Tobacco PLC	134,882	5,533,450
Centrica PLC	1,853,010	3,587,894
Coca-Cola Europacific Partners PLC	49,561	4,313,294
Compass Group PLC	257,146	8,505,439
ConvaTec Group PLC, 144A	144,220	481,775
Diageo PLC	69,877	1,826,071
Halma PLC	25,934	870,127
Harbour Energy PLC	261,043	709,871
HSBC Holdings PLC	1,376,288	15,602,268
IG Group Holdings PLC	49,852	615,082
Imperial Brands PLC	203,791	7,540,649
InterContinental Hotels Group PLC	25,590	2,755,281
Intertek Group PLC	4,735	307,890
J D Wetherspoon PLC	50,050	360,171
JD Sports Fashion PLC	1,226,594	1,084,598
Lloyds Banking Group PLC	356,238	334,122
London Stock Exchange Group PLC	30,697	4,559,342
Marks & Spencer Group PLC	123,091	568,293
NatWest Group PLC	1,795,747	10,602,791
Next PLC	54,413	7,839,569
Reckitt Benckiser Group PLC	30,517	2,063,576
RELX PLC	115,237	5,791,964
Rolls-Royce Holdings PLC*	666,123	6,474,294
Sage Group PLC (The)	143,216	2,248,538
Smiths Group PLC	82,779	2,077,173
SSE PLC	144,036	2,966,908
Standard Chartered PLC	40,279	597,715
Tesco PLC	1,943,934	8,363,360
Unilever PLC (XAMS)	73,758	4,400,924
Unilever PLC (XLON)	61,539	3,666,613
Vodafone Group PLC	2,217,324	2,083,445
		159,371,069
United States — 9.5%
CRH PLC	58,570	5,133,231
CyberArk Software Ltd.*	9,338	3,156,244
Ferguson Enterprises, Inc.	13,307	2,111,831
GSK PLC	286,253	5,470,354
Haleon PLC	41,463	209,397
Holcim AG*	31,514	3,391,323
Linde PLC	4,174	1,943,581
Nestle SA	162,759	16,447,876
Novartis AG	141,692	15,737,702
Roche Holding AG	48,179	15,857,040
Sanofi SA	178,888	19,806,818
Schneider Electric SE	38,258	8,831,683
Shell PLC	787,846	28,677,853

A5

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Signify NV, 144A	22,844	$495,991
Spotify Technology SA*	14,517	7,984,785
Stellantis NV	144,999	1,626,321
Swiss Re AG	15,220	2,590,122
		139,472,152

Total Common Stocks (cost $1,195,914,309)		1,364,352,017
Preferred Stocks — 0.3%
Brazil — 0.0%
Gerdau SA (PRFC)	143,792	409,218
Germany — 0.3%
Bayerische Motoren Werke AG (PRFC)	1,602	120,852
Henkel AG & Co. KGaA (PRFC)	40,506	3,222,948
Sartorius AG (PRFC)	6,185	1,441,848
		4,785,648

Total Preferred Stocks (cost $5,632,877)		5,194,866
Unaffiliated Exchange-Traded Funds — 5.5%
United States
iShares Core MSCI EAFE ETF	543,174	41,091,113
iShares MSCI EAFE ETF(a)	139,986	11,441,056
iShares MSCI EAFE Growth ETF	126,070	12,607,000
iShares MSCI EAFE Value ETF	260,744	15,368,251

Total Unaffiliated Exchange-Traded Funds (cost $73,879,296)		80,507,420

Total Long-Term Investments (cost $1,275,426,482)		1,450,054,303
Short-Term Investments — 4.2%
Affiliated Mutual Funds — 4.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	21,027,034	21,027,034
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $40,196,166; includes $40,109,941 of cash collateral for securities on loan)(b)(wb)	40,221,423	40,197,290

Total Affiliated Mutual Funds (cost $61,223,200)		61,224,324

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
4.031%	04/01/25	123	122,985
(cost $123,000)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
4.225%	06/17/25	535	$530,229
(cost $530,216)

Total Short-Term Investments (cost $61,876,416)			61,877,538

TOTAL INVESTMENTS—102.5% (cost $1,337,302,898)			1,511,931,841

Liabilities in excess of other assets(z) — (2.5)%			(36,950,725)

Net Assets — 100.0%			$1,474,981,116

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CITI	Citibank, N.A.
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange

A6

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,912,971; cash collateral of $40,109,941 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
86	Mini MSCI EAFE Index	Jun. 2025	$10,390,090	$(364,173)
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	GSI	AUD	803	$504,565	$501,632	$—	$(2,933)
Expiring 04/16/25	MSI	AUD	2,296	1,414,976	1,435,028	20,052	—
British Pound,
Expiring 06/18/25	MSI	GBP	1,371	1,779,034	1,771,247	—	(7,787)
Canadian Dollar,
Expiring 04/16/25	MSI	CAD	1,374	955,304	955,470	166	—
Expiring 04/16/25	WBC	CAD	181	126,414	125,737	—	(677)
Chinese Renminbi,
Expiring 05/21/25	CITI	CNH	5,175	713,946	714,775	829	—
Czech Koruna,
Expiring 06/18/25	MSI	CZK	15,000	651,297	650,955	—	(342)
Danish Krone,
Expiring 06/18/25	MSI	DKK	10,369	1,500,729	1,510,546	9,817	—
Euro,
Expiring 06/18/25	MSI	EUR	3,001	3,282,204	3,259,274	—	(22,930)
Expiring 06/18/25	MSI	EUR	841	911,777	913,084	1,307	—
Hong Kong Dollar,
Expiring 05/21/25	CITI	HKD	35,720	4,596,516	4,596,535	19	—
Israeli Shekel,
Expiring 04/16/25	MSI	ILS	8,981	2,481,217	2,416,314	—	(64,903)
Japanese Yen,
Expiring 05/21/25	MSI	JPY	264,092	1,785,098	1,770,824	—	(14,274)
Expiring 05/21/25	MSI	JPY	141,572	944,050	949,284	5,234	—
Expiring 05/21/25	MSI	JPY	55,540	363,345	372,416	9,071	—
Expiring 05/21/25	MSI	JPY	43,605	288,368	292,385	4,017	—
Expiring 05/21/25	MSI	JPY	36,943	245,363	247,716	2,353	—
Expiring 05/21/25	MSI	JPY	1,377	8,970	9,234	264	—
Expiring 05/21/25	WBC	JPY	178,597	1,180,780	1,197,547	16,767	—
Expiring 05/21/25	WBC	JPY	97,471	654,456	653,578	—	(878)
Norwegian Krone,
Expiring 06/18/25	MSI	NOK	818	77,257	77,731	474	—
Singapore Dollar,
Expiring 05/21/25	MSI	SGD	5,673	4,220,215	4,233,914	13,699	—
A7

AST INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 06/18/25	MSI	SEK	68,698	$6,839,197	$6,866,387	$27,190	$—
Swiss Franc,
Expiring 06/18/25	MSI	CHF	16,569	18,911,938	18,903,950	—	(7,988)
Expiring 06/18/25	MSI	CHF	164	188,469	187,227	—	(1,242)
Expiring 06/18/25	WBC	CHF	682	783,766	777,885	—	(5,881)
				$55,409,251	$55,390,675	111,259	(129,835)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	GSI	AUD	1,059	$661,684	$661,989	$—	$(305)
Expiring 04/16/25	MSI	AUD	1,517	969,496	948,083	21,413	—
Expiring 04/16/25	WBC	AUD	1,717	1,072,758	1,072,756	2	—
British Pound,
Expiring 06/18/25	CITI	GBP	50	63,529	63,937	—	(408)
Expiring 06/18/25	MSI	GBP	8,518	10,938,875	11,002,326	—	(63,451)
Expiring 06/18/25	MSI	GBP	563	730,299	726,685	3,614	—
Expiring 06/18/25	MSI	GBP	496	640,637	641,178	—	(541)
Canadian Dollar,
Expiring 04/16/25	MSI	CAD	6,708	4,670,260	4,664,765	5,495	—
Euro,
Expiring 06/18/25	CITI	EUR	1,272	1,392,376	1,381,192	11,184	—
Expiring 06/18/25	GSI	EUR	1,081	1,170,566	1,174,399	—	(3,833)
Expiring 06/18/25	GSI	EUR	987	1,063,150	1,072,197	—	(9,047)
Expiring 06/18/25	MSI	EUR	5,933	6,399,510	6,444,260	—	(44,750)
Expiring 06/18/25	WBC	EUR	2,357	2,537,812	2,560,044	—	(22,232)
Expiring 06/18/25	WBC	EUR	1,501	1,640,586	1,630,451	10,135	—
Japanese Yen,
Expiring 05/21/25	MSI	JPY	105,787	706,459	709,335	—	(2,876)
Expiring 05/21/25	MSI	JPY	36,445	238,623	244,375	—	(5,752)
Expiring 05/21/25	MSI	JPY	28,705	190,881	192,478	—	(1,597)
Expiring 05/21/25	MSI	JPY	24,731	162,437	165,830	—	(3,393)
Expiring 05/21/25	MSI	JPY	23,839	158,381	159,849	—	(1,468)
Expiring 05/21/25	WBC	JPY	151,930	1,034,418	1,018,742	15,676	—
Expiring 05/21/25	WBC	JPY	149,248	1,008,079	1,000,756	7,323	—
Expiring 05/21/25	WBC	JPY	63,759	423,480	427,521	—	(4,041)
South Korean Won,
Expiring 05/21/25	GSI	KRW	1,069,942	741,728	727,799	13,929	—
				$38,616,024	$38,690,947	88,771	(163,694)
						$200,030	$(293,529)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8